Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 20,311	$ 17,731
Short-term investments		1,732
Accounts receivable, net	115,751	81,110
Prepayment and other current assets	25,384	2,544
Total current assets	161,446	103,117
Property and equipment, net	269	251
Intangible assets, net	14,840	15,632
Deferred tax assets	743	760
Unamortized produced content, net	1,459	1,300
Right-of-use assets	1,426	1,689
Prepayment and other current assets, net	25,134	20,647
Total non-current assets	43,871	40,279
TOTAL ASSETS	205,317	143,396
Current liabilities:
Short-term bank loans	5,090	5,160
Accounts payable	36,746	7,887
Advances from customers	256	609
Accrued liabilities and other payables	12,393	11,291
Other taxes payable	9,723	7,894
Operating lease liabilities -current	349	385
Due to related parties		730
Convertible promissory note - related party		1,400
Total current liabilities	64,557	35,356
Long-term bank loan	1,394	1,374
Operating lease liabilities - non-current	1,116	1,386
Warrant liability	678	833
Total non-current liabilities	3,188	3,593
TOTAL LIABILITIES	67,745	38,949
Commitments and contingences
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares (par value of $0.0001 per share; 200,000,000 shares authorized as of December 31, 2020 and June 30, 2021; 57,886,352 and 67,550,974 shares issued and outstanding as of December 31, 2020 and June 30, 2021, respectively)	7	6
Additional paid-in capital	24,132	9,159
Statutory reserve	1,034	648
Retained earnings	105,788	89,271
Accumulated other comprehensive gain	6,191	4,892
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY	137,152	103,976
Non-controlling interest	420	471
TOTAL EQUITY	137,572	104,447
TOTAL LIABILITIES AND EQUITY	$ 205,317	$ 143,396